Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income ( loss)	$ (6,384)	$ 412	$ (4,234)	$ (30,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Beneficial conversion feature on convertible notes — related party			0	10,802
Gain on insurance recovery			(165)	0
Gain on sale of asset, net of transaction expenses			0	(988)
Loss on extinguishment of debt			1,389	0
Allowance for bad debts			0	(10)
Depreciation	323	308	1,238	1,329
Stock-based compensation expense	296	110	1,201	180
Amortization of deferred financing costs and debt discount	0	536	755	3,485
Change in fair value of derivative liability	0	(2,783)	(10,080)	7,886
Changes in deferred rent	(57)	(15)	(187)	(53)
Changes in operating assets and liabilities:
Accounts receivable and unbilled services	448	(275)	(439)	1,366
Prepaid expenses, other assets, and deferred costs	(160)	186	(490)	(102)
Accounts payable and accrued expenses	1,052	635	1,575	(82)
Interest payable — related party			0	892
Deferred revenue	(65)	1,047	(35)	1,449
Net cash used in operating activities	(4,547)	161	(9,472)	(4,307)
Cash flows from investing activities:
Proceeds from insurance recovery			216	0
Proceeds from sale of asset, net of transaction expenses			0	988
Purchases of property and equipment	(171)	(74)	(704)	(431)
Net cash (used in) provided by investing activities	(171)	(74)	(488)	$ 557
Cash flows from financing activities:
Proceeds from initial public offering			62,000
Proceeds from issuance of convertible notes			0	$ 899
Proceeds from sale of preferred stock	0	544	544	2,500
Preferred stock issuance costs			0	$ (95)
Repayment of debt			(15,000)
Payments of deferred offering costs and underwriting discounts and commissions	0	(1,388)	(6,875)	$ (542)
Proceeds from employee stock purchase plan issuance	95	0	68	0
Proceeds from exercise of stock warrants			55	0
Proceeds from exercise of stock options	0	5	9	5
Net cash provided by financing activities	95	(839)	40,801	2,767
Net increase (decrease) in cash and cash equivalents	(4,623)	(752)	30,841	(983)
Cash and cash equivalents, beginning of period	32,243	1,402	1,402	2,385
Cash and cash equivalents, end of period	27,620	650	32,243	1,402
Supplemental cash flow information:
Cash paid for interest	0	45	49	197
Noncash financing and investing activities:
Conversion of convertible notes into preferred stock			0	14,016
Beneficial conversion feature on sale of Series D-2 preferred stock	0	909	909	4,232
Beneficial conversion feature for antidilution adjustment	0	214	214	6,402
Adjustment of preferred stock to redemption value	0	(510)	(510)	(5,714)
Issuance of warrants allocated to debt discount			906	1,168
Deemed contribution of a loan guarantee			0	3,930
Issuance of warrants with preferred stock	0	544	0	2,500
Equipment purchase in accounts payable and accrued expenses	25	204	34	15
Impairment of fixed asset			51	0
Deferred offering costs included in accounts payable	$ 257	$ 1,715	0	1,233
Deferred offering costs reclassified to additional paid-in capital			4,126	0
Warrant derivative liability reclassified to additional paid-in capital			2,701	0
Conversion of convertible preferred stock to common stock			$ 88,790	$ 0